Trade payables	12 Months Ended
Mar. 31, 2023
Trade and other payables [abstract]
Trade payables

9.           Trade payables

	At March 31,
	2023	2022	2021
	€M	€M	€M
Trade payables - Current	1,065.5	1,029.0	336.0
Trade payables - Non-current	—	49.2	179.9
	1,065.5	1,078.2	515.9

During the year ended March 31, 2021, the Group revised its 2014 Agreement with Boeing which resulted in a reversal of certain pre-delivery trade payables of €497m. Refer to Note 2 to the consolidated financial statements for further details.

Trade payable amounts are payable at various dates in the three months after the end of the financial year in accordance with the creditors’ usual and customary credit terms.